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Statement of Additional Information Supplement
Oct. 15, 1999*

                                                SAI#            (MM/YY
Fund Name                                                        Printed)
Retail Funds:
AXP Blue Chip Advantage Fund                    S-6025-20M       (4/99)
AXP Bond Fund                                   S-6495-20N       (10/98)
AXP California Tax-Exempt Fund                  S-6328-20R       (8/99)
AXP Discovery Fund                              S-6457-20P       (9/99)
AXP Diversified Equity Income Fund              S-6475-20L       (11/98)
AXP Emerging Markets Fund                       S-6354-20E       (12/98)
AXP Equity Select Fund                          S-6426-20L       (1/99)
AXP Equity Value Fund                           S-6382-20G       (5/99)
AXP Extra Income Fund                           S-6370-20P       (7/99)
AXP Federal Income Fund                         S-6042-20R       (7/99)
AXP Global Balanced Fund                        S-6352-20D       (12/98)
AXP Global Bond Fund                            S-6309-20P       (12/98)
AXP Global Growth Fund                          S-6334-20N       (12/98)
AXP Growth Fund                                 S-6455-20R       (9/99)
AXP High Yield Tax-Exempt Fund                  S-6430-20R       (1/99)
AXP Insured Tax-Exempt Fund                     S-6327-20R       (8/99)
AXP Intermediate Tax-Exempt Fund                S-6353-20D       (1/99)
AXP International Fund                          S-6140-20R       (12/98)
AXP Managed Allocation Fund                     S-6141-20M       (11/98)
AXP Massachusetts Tax-Exempt Fund               S-6328-20R       (8/99)
AXP Michigan Tax-Exempt Fund                    S-6328-20R       (8/99)
AXP Minnesota Tax-Exempt Fund                   S-6328-20R       (8/99)
AXP Mutual                                      S-6326-20P       (11/98)
AXP New Dimensions Fund                         S-6440-20P       (9/99)
AXP New York Tax-Exempt Fund                    S-6328-20R       (8/99)
AXP Ohio Tax-Exempt Fund                        S-6328-20R       (8/99)
AXP Precious Metals Fund                        S-6142-20R       (5/99)
AXP Progressive Fund                            S-6449-20P       (11/98)
AXP Research Opportunities Fund                 S-6356-20E       (9/99)
AXP Selective Fund                              S-6376-20N       (7/99)
AXP Small Company Index Fund                    S-6357-20E       (4/99)
AXP Stock Fund                                  S-6351-20P       (11/98)
AXP Strategy Aggressive Fund                    S-6381-20F       (5/99)
AXP Tax-Exempt Bond Fund                        S-6310-20R       (1/99)
AXP Utilities Income Fund                       S-6341-20R       (8/99)
AXP Small Cap Advantage Fund                    S-6427-20A       (4/99)

The following information has been added under the section titled "Distribution Agreement":

Part of the sales may be paid to selling dealers who have agreement with AEFA. AEFA will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

S-6515A (10/99)
*Destroy - next prospectus update